Taxation (Details) - Schedule of per share effect of the tax holiday - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Per Share Effect of the Tax Holiday [Abstract]
Effect of tax holiday	$ 469	$ 1,786	$ 824
Per share effect – basic and diluted	$ 0	$ (0.01)	$ 0